Provisions - Narrative (Details) - Not more than one year - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Expected reimbursement	£ 663	£ 717
Barclays Bank PLC
Disclosure of other provisions [line items]
Expected reimbursement	£ 421	£ 458